Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.0%
13,828	Schwab U.S. TIPS ETF	$865,356	2.0
3,182	Vanguard S&P 500 ETF	1,254,98	3.0
9,376	Vanguard Value ETF	1,269,22	3.0

	Total Exchange-Traded Funds
	(Cost $2,950,180)	3,389,566	8.0

MUTUAL FUNDS: 92.0%
	Affiliated Investment Companies: 92.0%
183,031	Voya Global Bond Fund - Class R6	1,718,658	4.0
694,104	Voya High Yield Bond Fund - Class R6	5,608,361	13.2
623,756	Voya Intermediate Bond Fund - Class R6	6,443,400	15.2
13,162	Voya Large-Cap Growth Fund - Class R6	829,710	1.9
45,691	Voya MidCap Opportunities Portfolio - Class R6	828,829	1.9
58,380	Voya Multi-Manager Emerging Markets Equity Fund - Class I	845,920	2.0
75,554	Voya Multi-Manager International Equity Fund - Class I	1,044,159	2.5
133,283	Voya Multi-Manager International Factors Fund - Class I	1,464,778	3.4
73,124	Voya Multi-Manager Mid Cap Value Fund - Class I	836,542	2.0
216,445	Voya Short Term Bond Fund - Class R6	2,155,789	5.1
87,528	Voya U.S. High Dividend Low Volatility Fund - Class R6	1,258,658	3.0
209,314	Voya U.S. Stock Index Portfolio - Class I	4,167,432	9.8
459,420	VY® BrandywineGLOBAL - Bond Portfolio - Class I	5,173,074	12.2
41,323	(1) VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	835,559	2.0
134,594	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	4,226,262	9.9
14,562	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,654,674	3.9

	Total Mutual Funds
	(Cost $36,911,344)	39,091,805	92.0

	Total Investments in Securities (Cost $39,861,524)	$42,481,371	100.0
	Liabilities in Excess of Other Assets	(10,718)	–
	Net Assets	$42,470,653	100.0

(1)	Non-income producing security.

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,389,566	$–	$–	$3,389,566
Mutual Funds	39,091,805	–	–	39,091,805
Total Investments, at fair value	$42,481,371	$–	$–	$42,481,371

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$1,632,792	$345,633	$(177,146)	$(82,621)	$1,718,658	$5,080	$9,551	$-
Voya High Yield Bond Fund - Class R6	5,301,014	896,866	(598,936)	9,417	5,608,361	207,933	10,345	-
Voya Intermediate Bond Fund - Class R6	5,664,178	1,751,114	(780,465)	(191,427)	6,443,400	120,381	29,005	-
Voya Large-Cap Growth Fund - Class R6	1,365,407	107,455	(555,471)	(87,681)	829,710	-	221,743	-
Voya MidCap Opportunities Portfolio - Class R6	427,493	576,905	(88,553)	(87,016)	828,829	-	37,357	109,022
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,271,212	1,025,456	(1,205,696)	(245,052)	845,920	-	264,309	-
Voya Multi-Manager International Equity Fund - Class I	837,912	329,353	(123,315)	209	1,044,159	-	31,695	-
Voya Multi-Manager International Factors Fund - Class I	1,669,724	142,309	(401,193)	53,938	1,464,778	-	67,185	-
Voya Multi-Manager Mid Cap Value Fund - Class I	418,887	458,247	(95,221)	54,629	836,542	-	16,695	-
Voya Short Term Bond Fund - Class R6	2,016,956	376,416	(227,265)	(10,318)	2,155,789	24,913	6,107	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	2,164,698	320,123	(1,284,278)	58,115	1,258,658	22,156	218,600	-
Voya U.S. Stock Index Portfolio - Class I	2,475,674	2,724,826	(868,922)	(164,146)	4,167,432	-	313,235	283,532
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4,443,131	1,606,841	(461,263)	(415,635)	5,173,074	80,628	88,103	320,948
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	854,047	610,676	(486,546)	(142,618)	835,559	3,065	190,128	38,802
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	4,091,366	911,800	(637,150)	(139,754)	4,226,262	3,243	130,453	494,040
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,138,400	757,048	(231,683)	(9,091)	1,654,674	-	52,242	138,109
	$35,772,891	$12,941,068	$(8,223,103)	$(1,399,051)	$39,091,805	$467,399	$1,686,753	$1,384,453

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $40,416,483.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$2,177,887
Gross Unrealized Depreciation	(112,999)
Net Unrealized Appreciation	$2,064,888